1. Organisation and principal activities	12 Months Ended
Dec. 31, 2014
Organisation and principal activities

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company.  It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

Details of the Company’s significant subsidiaries and affiliates are summarised as follows:

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Subsidiaries:

Euro Tech (Far East) Limited	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100%	Hong Kong	Inactive

ChinaH2O.com Limited***	100%	Hong Kong	Internet content provider and provision of marketing services for environmental industry to the Company and its subsidiaries

Euro Tech Trading (Shanghai) Limited	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Name	Percentage of equity ownership	Place of incorporation	Principal activities

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Guangzhou Euro Tech Environmental Equipment Co., Ltd	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd	58%*	The PRC	Design, manufacture and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited **	58%*	The British Virgin Islands	Producing and selling of environment protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliates:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (Formerly known as Zhejiang Tianlan Desulfurization and Dust–Removal Co. Ltd.)	20%	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

Zhejiang Jia Huan Electronic Co. Ltd.	20%	The PRC	Design and manufacturing automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment)

*	In the year 2011, the Company additionally acquired 5% equity interest of these two companies.
**	The subsidiary of Pact Asia Pacific Limited, Pact Environmental Equipment Co., Ltd was deregistered on January 11, 2013.

*** The subsidiary was deregistered on February 17, 2012.

ZHEJIANG TIANLAN
Organisation and principal activities

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People's Republic of China (“PRC”) on May 18, 2000 as a wholly domestic owned enterprise. On August 6, 2007, Euro Tech (Far East) Limited and Beijing International Trust Investment Company Limited acquired 20% and approximately 3% of the equity interest of the Company. Upon the completion of the transaction, the Company changed from a wholly domestic owned enterprise to a sino-foreign joint venture enterprise with an operating period up to August 5, 2037.

On August 30, 2011, the Company changed from a sino-foreign joint venture enterprise to a limited company by shares.

The principal activities of the Company are engaged in flue gas desulphurization, dust removal, flue gas denitration and purification of diversified industrial waster gas.

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities
	2014	2013
Hangzhou Tianlan Environmental Engineering and Design Company Limited	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Hangzhou Tianlan Environmental Protection Equipments Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment

Shihezi Tianlan Environmental Protection Technology Company Limited (石河子市天藍環保技術有限公司)	100%	100%	PRC	Provision of maintenance services of environmental protection equipment

Da Tong Tianlan Environmental Protection Technology Service Company Limited (大同天藍環保技術服務有限公司) *	100%	-	PRC	Provision of maintenance services of environmental protection equipment

* The Company was incorporated on November 10, 2014.

ZHEJIANG JIAHUAN
Organisation and principal activities

Zhejiang Jiahuan Electronic Company Limited (the “Company”) was established in the People’s Republic of China (“PRC”) as a limited liability company. The principal activities of the Company are design, manufacturing and sales of automatic control systems and electric voltage control equipment for electrostatic precipitators (air purification equipment).

Details of the Company’s subsidiaries are summarised as follows:

Name	Percentage of equity ownership		Place of incorporation	Principal activities

	2014	2013
Jinhua Jiahuan Puzhau New Energy Technology Co., Ltd*	80%	80%	PRC	Dormant

Zhejiang Jiahuan Xinyu Environmental Production Co., Ltd	100%	100%	PRC	Manufacturing and installation services of environmental production equipment

*The Company ceased its operation but not yet deregistered.